UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Core Fund

Semiannual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report February 28, 2015

Parametric Emerging Markets Core Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	26

Important Notices	27

Parametric Emerging Markets Core Fund

February 28, 2015

Performance1,2

Portfolio Managers David Stein, Ph.D., Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	09/25/2013	09/25/2013	–10.24%	1.60%	—	–0.92%
Institutional Class at NAV	09/25/2013	09/25/2013	–10.11	1.83	—	–0.67
MSCI Emerging Markets Index	—	—	–8.30%	5.01%	3.63%	0.89%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					3.74%	3.49%
Net					1.15	0.90

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

China Mobile, Ltd.	1.4%

Samsung Electronics Co., Ltd.	1.3

America Movil SAB de CV ADR, Series L	1.3

Naspers, Ltd., Class N	1.1

MTN Group, Ltd.	1.1

Taiwan Semiconductor Manufacturing Co., Ltd.	1.0

OAO Gazprom ADR	1.0

LUKOIL OAO ADR	0.8

Sberbank of Russia ADR	0.8

Magnit PJSC	0.8

Total	10.6%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Core Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging-markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Parametric Emerging Markets Core Fund

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$897.60	$5.41	**	1.15%
Institutional Class	$1,000.00	$898.90	$4.24	**	0.90%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.10	$5.76	**	1.15%
Institutional Class	$1,000.00	$1,020.30	$4.51	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Emerging Markets Core Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 93.0%

Security	Shares	Value

Brazil — 6.5%
AES Tiete SA, PFC Shares	500	$3,047
All America Latina Logistica SA	1,500	2,948
AMBEV SA ADR	6,900	44,505
Banco Bradesco SA, PFC Shares	3,700	49,007
Banco do Brasil SA	1,300	10,863
BB Seguridade Participacoes SA	700	7,989
BM&F Bovespa SA	2,300	8,135
BR Malls Participacoes SA	700	4,170
BR Properties SA	1,000	4,083
BRF-Brasil Foods SA ADR	1,100	24,970
Centrais Eletricas Brasileiras SA ADR	1,900	3,629
CETIP SA - Mercados Organizados	500	6,059
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	100	3,422
Cia de Concessoes Rodoviarias SA (CCR)	3,400	19,966
Cia de Saneamento Basico do Estado de Sao Paulo	900	5,371
Cia de Saneamento de Minas Gerais-COPASA	300	2,126
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	300	4,439
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	13,854
Cia Energetica de Sao Paulo, Class B, PFC Shares	500	4,148
Cia Hering	1,000	6,274
Cia Paranaense de Energia-Copel ADR	400	4,800
Cia Siderurgica Nacional SA	1,200	2,177
Cielo SA	3,400	53,550
Cosan SA Industria e Comercio	400	3,986
CPFL Energia SA ADR	300	3,918
Cyrela Brazil Realty SA	1,900	7,751
EcoRodovias Infraestrutura e Logistica SA	700	2,599
EDP-Energias do Brasil SA	1,000	3,174
Embraer SA	1,600	14,034
Equatorial Energia SA	500	4,881
Estacio Participacoes SA	600	4,079
Fibria Celulose SA ADR(1)	400	5,184
Gerdau SA, PFC Shares	1,300	4,657
Iochpe-Maxion SA	400	1,705
Itau Unibanco Holding SA, PFC Shares	3,630	46,674
Itausa-Investimentos Itau SA, PFC Shares	5,140	18,269
JBS SA	1,700	7,498
Klabin SA, PFC Shares	4,500	5,009
Kroton Educacional SA	3,088	11,302
Light SA	600	2,951
Localiza Rent a Car SA	400	4,932
Lojas Americanas SA, PFC Shares	1,125	6,614
Lojas Renner SA	200	5,924
M Dias Branco SA	100	2,924

Security	Shares	Value

Brazil (continued)
Marcopolo SA, PFC Shares	2,100	$1,657
Metalurgica Gerdau SA, PFC Shares	500	1,966
MRV Engenharia e Participacoes SA	1,300	3,114
Natura Cosmeticos SA	300	2,972
Oi SA ADR(1)	2,860	5,977
PDG Realty SA Empreendimentos e Participacoes(1)	4,600	762
Petroleo Brasileiro SA, PFC Shares	12,100	40,792
Qualicorp SA(1)	500	4,579
Raia Drogasil SA	600	6,024
Randon Participacoes SA, PFC Shares	1,125	1,530
Souza Cruz SA	600	5,360
Telefonica Brasil SA ADR	200	3,708
Telefonica Brasil SA, PFC Shares	1,310	24,416
Tim Participacoes SA	4,200	17,636
Totvs SA	400	4,835
Tractebel Energia SA	300	3,530
Ultrapar Participacoes SA	500	10,494
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	3,800	5,528
Vale SA, PFC Shares	5,500	35,863
Weg SA	910	9,841

		$648,181

Chile — 3.5%
AES Gener SA	17,883	$9,492
Aguas Andinas SA, Series A	13,740	8,209
Antarchile SA, Series A	1,700	20,834
Banco de Chile ADR	245	17,179
Banco de Credito e Inversiones	223	10,301
Banco Santander Chile SA ADR	800	16,800
Cap SA	380	1,573
Cencosud SA	3,560	8,770
Cia Cervecerias Unidas SA ADR	200	3,822
Colbun SA	36,400	10,323
Corpbanca SA ADR	1,250	22,900
Embotelladora Andina SA, Series A ADR	300	4,229
Embotelladora Andina SA, Series B ADR	180	2,993
Empresa Nacional de Electricidad SA ADR	350	15,869
Empresa Nacional de Telecomunicaciones SA	560	5,944
Empresas CMPC SA	5,960	15,744
Empresas Copec SA	3,510	40,957
Enersis SA ADR	1,720	28,294
Latam Airlines Group SA ADR(1)	1,037	10,961
Parque Arauco SA	4,808	9,350
Quinenco SA	3,270	7,075
S.A.C.I. Falabella	5,230	37,726

5	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Sigdo Koppers SA	4,680	$6,473
Sociedad Quimica y Minera de Chile SA, Series B ADR	540	13,878
Sonda SA	4,030	9,927
Vina Concha y Toro SA ADR	200	7,860

		$347,483

China — 11.0%
AAC Technologies Holdings, Inc.	1,000	$6,640
Agricultural Bank of China, Ltd., Class H	22,000	10,918
Air China, Ltd., Class H	8,000	7,085
Aluminum Corp. of China, Ltd., Class H(1)	14,000	6,751
Anhui Conch Cement Co., Ltd., Class H	2,000	6,805
Baidu, Inc. ADR(1)	200	40,750
Bank of China, Ltd., Class H	19,000	10,952
Bank of Communications, Ltd., Class H	7,000	6,036
BBMG Corp., Class H	7,000	6,183
Beijing Enterprises Holdings, Ltd.	500	3,712
Belle International Holdings, Ltd.	8,000	8,691
Brilliance China Automotive Holdings, Ltd.	12,000	23,585
BYD Co., Ltd., Class H	1,000	4,362
China Bluechemical, Ltd., Class H	8,000	3,228
China Cinda Asset Management, Co., Ltd., Class H(1)	11,000	5,435
China CITIC Bank Corp., Ltd., Class H	9,000	6,824
China Coal Energy Co., Ltd., Class H	8,000	4,311
China Communications Construction Co., Ltd., Class H	7,000	8,569
China Communications Services Corp., Ltd., Class H	8,000	3,682
China Construction Bank Corp., Class H	23,000	19,152
China COSCO Holdings Co., Ltd., Class H(1)	11,500	5,753
China Everbright International, Ltd.	6,000	8,355
China Gas Holdings, Ltd.	10,000	15,642
China Life Insurance Co., Ltd., Class H	2,000	8,593
China Longyuan Power Group Corp., Ltd., Class H	5,000	5,370
China Medical System Holdings, Ltd.	4,000	6,600
China Mengniu Dairy Co., Ltd.	4,000	18,168
China Merchants Bank Co., Ltd., Class H	4,000	9,110
China Merchants Holdings (International) Co., Ltd.	2,000	7,634
China Minsheng Banking Corp., Ltd., Class H	6,000	7,268
China Mobile, Ltd.	10,500	142,892
China National Building Material Co., Ltd., Class H	6,000	5,875
China Oilfield Services, Ltd., Class H	2,000	3,032
China Overseas Land & Investment, Ltd.	2,000	6,087
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	9,384
China Petroleum & Chemical Corp., Class H	50,000	41,853
China Railway Construction Corp., Ltd., Class H	4,500	5,482
China Railway Group, Ltd., Class H	9,000	7,335

Security	Shares	Value

China (continued)
China Resources Enterprise, Ltd.	2,000	$4,183
China Resources Gas Group, Ltd.	2,000	4,956
China Resources Land, Ltd.	2,444	6,490
China Resources Power Holdings Co., Ltd.	4,000	10,532
China Shenhua Energy Co., Ltd., Class H	4,500	11,809
China State Construction International Holdings, Ltd.	4,000	5,734
China Telecom Corp., Ltd., Class H	26,000	16,809
China Unicom (Hong Kong), Ltd.	8,000	13,553
China Vanke Co., Ltd., Class H(1)	2,600	5,978
Chongqing Changan Automobile Co., Ltd., Class B	3,500	9,519
CITIC, Ltd.	4,000	7,023
CNOOC, Ltd.	25,000	35,768
Cosco Pacific, Ltd.	4,000	5,775
Ctrip.com International, Ltd. ADR(1)	200	9,074
Datang International Power Generation Co., Ltd., Class H	10,000	5,002
Dongfeng Motor Group Co., Ltd., Class H	6,000	9,533
Evergrande Real Estate Group, Ltd.	12,000	5,311
GCL-Poly Energy Holdings, Ltd.(1)	18,000	4,332
Geely Automobile Holdings, Ltd.	10,000	4,469
Great Wall Motor Co., Ltd., Class H	2,000	12,742
Guangdong Investment, Ltd.	6,000	7,769
Guangzhou Automobile Group Co., Ltd., Class H	6,000	5,759
Haier Electronics Group Co., Ltd.	3,000	7,906
Hengan International Group Co., Ltd.	1,500	17,233
Huaneng Power International, Inc., Class H	6,000	7,579
Industrial & Commercial Bank of China, Ltd., Class H	23,000	16,896
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	3,401
Jiangsu Expressway Co., Ltd., Class H	4,000	4,915
Jiangxi Copper Co., Ltd., Class H	2,000	3,428
Kingboard Chemical Holdings, Ltd.	2,500	4,330
Kunlun Energy Co., Ltd.	4,000	3,940
Lee & Man Paper Manufacturing, Ltd.	8,000	4,150
Lenovo Group, Ltd.	6,000	9,243
Mindray Medical International, Ltd. ADR	200	5,652
NetEase.com, Inc. ADR	100	10,004
New Oriental Education & Technology Group, Inc. ADR(1)	290	5,556
Nine Dragons Paper Holdings, Ltd.	7,000	4,555
PetroChina Co., Ltd., Class H	40,000	46,581
PICC Property & Casualty Co., Ltd., Class H	4,000	8,590
Ping An Insurance (Group) Co. of China, Ltd., Class H	500	5,548
Semiconductor Manufacturing International Corp.(1)	60,000	5,357
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	3,295
Shanghai Industrial Holdings, Ltd.	2,000	6,048
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	5,438
Shimao Property Holdings, Ltd.	2,000	4,253
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	8,298

6	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
SINA Corp.(1)	100	$3,712
Sino Biopharmaceutical, Ltd.	8,000	7,639
Sino-Ocean Land Holdings, Ltd.	8,500	5,353
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	7,203
Sinopharm Group Co., Ltd., Class H	5,200	18,148
Sohu.com, Inc.(1)	100	5,262
Sun Art Retail Group, Ltd.	4,500	4,038
Tencent Holdings, Ltd.	3,600	62,812
Tingyi (Cayman Islands) Holding Corp.	4,000	10,078
Tsingtao Brewery Co., Ltd., Class H	1,000	6,315
Want Want China Holdings, Ltd.	12,000	13,235
Weichai Power Co., Ltd., Class H	1,000	4,079
WuXi PharmaTech (Cayman), Inc. ADR(1)	200	7,990
Xinyi Glass Holdings, Ltd.	6,000	3,217
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	6,293
Yanzhou Coal Mining Co., Ltd., Class H	4,000	3,298
Zhejiang Expressway Co., Ltd., Class H	6,000	7,345
Zijin Mining Group Co., Ltd., Class H	20,000	5,954

		$1,094,391

Colombia — 1.5%
Almacenes Exito SA	1,060	$10,473
Banco de Bogota	340	8,416
Bancolombia SA ADR, PFC Shares	340	13,974
Cementos Argos SA	1,910	6,845
Corporacion Financiera Colombiana SA	500	7,500
Corporacion Financiera Colombiana SA(1)	9	134
Ecopetrol SA ADR	1,360	22,739
Empresa de Energia de Bogota SA	12,100	7,986
Grupo Argos SA	2,148	16,325
Grupo Aval Acciones y Valores SA	15,110	7,404
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	7,252
Grupo de Inversiones Suramericana	540	7,569
Grupo Nutresa SA	2,220	21,508
Interconexion Electrica SA	2,300	7,185
ISAGEN SA ESP	6,400	7,475

		$152,785

Czech Republic — 1.4%
CEZ AS	2,400	$60,561
Komercni Banka AS	300	64,649
Pegas Nonwovens SA	400	11,379
Unipetrol AS(1)	1,100	6,107

		$142,696

Security	Shares	Value

Greece — 1.7%
Alpha Bank AE(1)	16,107	$6,669
Athens Water Supply & Sewage Co. SA (The)	750	5,974
Costamare, Inc.	500	9,715
Diana Shipping, Inc.(1)	830	5,752
DryShips, Inc.(1)	2,000	1,900
Ellaktor SA(1)	2,996	8,249
GasLog, Ltd.	200	3,958
Hellenic Exchanges SA(1)	1,170	8,157
Hellenic Petroleum SA	1,050	5,292
Hellenic Telecommunications Organization SA(1)	2,050	20,371
JUMBO SA	1,243	14,228
Motor Oil (Hellas) Corinth Refineries SA	972	8,698
Mytilineos Holdings SA(1)	1,510	10,592
National Bank of Greece SA(1)	2,716	4,040
OPAP SA	1,233	11,379
Piraeus Bank SA(1)	5,745	3,645
Public Power Corp. SA(1)	2,630	20,619
Titan Cement Co. SA	605	15,338
Tsakos Energy Navigation, Ltd.	1,100	8,250

		$172,826

Hungary — 1.4%
Magyar Telekom Rt.(1)	13,800	$19,517
MOL Hungarian Oil & Gas Rt.	700	30,993
OTP Bank Rt.	2,900	45,861
Richter Gedeon Nyrt.	3,000	43,492

		$139,863

India — 1.4%
Infosys, Ltd. ADR	1,960	$71,952
Mahindra & Mahindra, Ltd. GDR	770	16,037
Reliance Industries, Ltd. GDR(3)	1,270	35,401
State Bank of India GDR(4)	340	16,614

		$140,004

Indonesia — 4.1%
Adaro Energy Tbk PT	89,500	$6,639
AKR Corporindo Tbk PT	14,000	5,273
Aneka Tambang Tbk PT	40,500	3,145
Astra International Tbk PT	51,000	30,933
Bank Central Asia Tbk PT	41,000	44,707
Bank Danamon Indonesia Tbk PT	14,000	5,197
Bank Mandiri Tbk PT	23,500	21,795
Bank Negara Indonesia Persero Tbk PT	22,000	11,684
Bank Rakyat Indonesia Tbk PT	27,000	26,873

7	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Bhakti Investama Tbk PT	214,500	$5,642
Bumi Resources Tbk PT(1)	116,500	810
Bumi Serpong Damai Tbk PT	38,500	6,596
Charoen Pokphand Indonesia Tbk PT	23,500	6,876
Global Mediacom Tbk PT	29,500	4,596
Gudang Garam Tbk PT	1,500	6,193
Indo Tambangraya Megah Tbk PT	2,000	2,612
Indocement Tunggal Prakarsa Tbk PT	7,000	13,026
Indofood CBP Sukses Makmur Tbk PT	5,500	6,076
Indofood Sukses Makmur Tbk PT	14,500	8,288
Jasa Marga (Persero) Tbk PT	10,000	5,489
Kalbe Farma Tbk PT	108,300	15,116
Lippo Karawaci Tbk PT	62,500	5,698
Medco Energi Internasional Tbk PT	21,000	4,871
Media Nusantara Citra Tbk PT	19,000	4,627
Pembangunan Perumahan Persero Tbk PT	50,500	15,849
Perusahaan Gas Negara Tbk PT	39,500	15,867
Semen Gresik (Persero) Tbk PT	15,500	17,837
Summarecon Agung Tbk PT	62,500	8,750
Surya Semesta Internusa Tbk PT	78,000	8,115
Tambang Batubara Bukit Asam Tbk PT	5,000	4,124
Telekomunikasi Indonesia Tbk PT	168,500	38,208
Tower Bersama Infrastructure Tbk PT	10,000	7,173
Trada Maritime Tbk PT(1)	37,000	203
Unilever Indonesia Tbk PT	3,500	9,744
United Tractors Tbk PT	9,000	14,441
Vale Indonesia Tbk PT	22,500	6,131
Wijaya Karya Persero Tbk PT	30,000	8,486
XL Axiata Tbk PT	13,500	5,006

		$412,696

Kuwait — 1.7%
Agility Public Warehousing Co. KSC	3,780	$10,176
Al-Qurain Petrochemicals Co. KSC	25,000	16,641
Gulf Bank(1)	15,750	15,912
Kuwait Finance House KSC	7,910	20,532
Kuwait Food Co. (Americana) SAK	2,500	25,374
Mabanee Co. SAK	5,250	18,771
Mobile Telecommunications Co.	8,000	15,631
National Bank of Kuwait SAK	10,500	33,296
National Industries Group Holding(1)	23,100	14,898

		$171,231

Malaysia — 3.3%
AMMB Holdings Bhd	2,300	$4,075

Security	Shares	Value

Malaysia (continued)
Astro Malaysia Holdings Bhd	5,400	$4,898
Axiata Group Bhd	6,900	13,703
Batu Kawan Bhd	1,500	7,592
Berjaya Sports Toto Bhd	3,888	3,625
British American Tobacco Malaysia Bhd	400	7,667
Bumi Armada Bhd(1)	10,650	3,361
CIMB Group Holdings Bhd	4,700	7,757
Dialog Group Bhd	17,336	7,828
Digi.com Bhd	5,200	9,168
Felda Global Ventures Holdings Bhd	3,700	2,381
Gamuda Bhd	8,000	11,672
Genting Bhd	3,800	9,331
HAP Seng Consolidated Bhd	7,000	7,594
Hong Leong Bank Bhd	1,100	4,380
Hong Leong Financial Group Bhd	1,100	5,130
IHH Healthcare Bhd	3,800	5,871
IJM Corp. Bhd	5,100	10,175
IOI Corp. Bhd	5,000	6,533
IOI Properties Group Bhd	2,499	1,474
KLCCP Stapled Group	2,500	4,804
Kuala Lumpur Kepong Bhd	800	5,044
Lafarge Malayan Cement Bhd	2,700	7,570
Malayan Banking Bhd	5,000	12,758
Malaysia Marine and Heavy Engineering Holdings Bhd	4,200	1,583
Maxis Bhd	3,300	6,456
MISC Bhd	3,100	7,240
Multi-Purpose Holdings Bhd	4,900	3,726
Parkson Holdings Bhd(1)	4,719	3,078
Petronas Chemicals Group Bhd	14,000	21,235
Petronas Dagangan Bhd	1,400	7,603
Petronas Gas Bhd	800	5,115
PPB Group Bhd	1,100	4,454
Public Bank Bhd	2,700	13,720
Resorts World Bhd	5,200	5,929
RHB Capital Bhd	2,000	4,418
Sapurakencana Petroleum Bhd	14,300	11,281
Sime Darby Bhd	10,100	26,147
Telekom Malaysia Bhd	3,200	6,327
Tenaga Nasional Bhd	4,200	17,146
Top Glove Corp. Bhd	2,600	3,651
UEM Land Holdings Bhd	6,200	2,441
UMW Holdings Bhd	1,300	3,999
YTL Corp. Bhd	10,500	4,809
YTL Power International Bhd	9,555	4,161

		$328,910

8	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico — 7.1%
Alfa SAB de CV, Series A(1)	21,217	$45,980
America Movil SAB de CV ADR, Series L	5,900	126,142
Arca Continental SAB de CV(1)	2,500	15,892
Bolsa Mexicana de Valores SAB de CV	3,200	5,670
Cemex SAB de CV ADR(1)	5,356	54,363
Coca Cola Femsa SAB de CV ADR	140	12,082
El Puerto de Liverpool SAB de CV(1)	1,270	14,393
Empresas ICA SAB de CV(1)	4,500	4,091
Fibra Uno Administracion SA de CV	5,700	16,003
Fomento Economico Mexicano SAB de CV ADR(1)	500	47,630
Gentera SAB de CV(1)	4,100	7,784
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	20,300
Grupo Aeroportuario del Sureste SAB de CV, Class B(1)	1,290	17,735
Grupo Bimbo SAB de CV, Series A(1)	6,800	19,087
Grupo Carso SAB de CV, Series A1	2,700	12,271
Grupo Elektra SAB de CV(1)	260	8,725
Grupo Financiero Banorte SAB de CV, Class O	9,200	49,786
Grupo Financiero Inbursa SAB de CV, Class O	10,400	29,004
Grupo Financiero Santander Mexico SAB de CV	8,000	17,610
Grupo Mexico SAB de CV, Series B	10,400	31,658
Grupo Televisa SAB ADR(1)	1,000	34,120
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	12,023
Industrias Penoles SAB de CV	590	12,537
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	10,342
Mexichem SAB de CV	4,100	11,931
Minera Frisco SAB de CV(1)	3,600	4,838
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	18,037
Wal-Mart de Mexico SAB de CV, Series V	18,600	45,642

		$705,676

Peru — 1.6%
Alicorp SA	9,000	$17,019
Cia de Minas Buenaventura SA ADR	1,000	11,580
Credicorp, Ltd.	370	53,731
Ferreycorp SAA	13,414	6,244
Grana y Montero SAA	5,300	9,817
Intergroup Financial Services Corp.	240	7,032
Luz del Sur SAA	2,800	10,074
Minsur SA	11,260	5,460
Southern Copper Corp.	1,075	32,003
Union Andina de Cementos SAA	6,000	4,267
Volcan Cia Minera SA, Class B	17,440	3,383

		$160,610

Security	Shares	Value

Philippines — 3.1%
Aboitiz Equity Ventures, Inc.	8,900	$11,473
Aboitiz Power Corp.	16,600	16,723
Alliance Global Group, Inc.	16,900	9,115
Ayala Corp.	710	11,542
Ayala Land, Inc.	16,000	13,151
Bank of the Philippine Islands	4,747	10,378
BDO Unibank, Inc.	5,410	13,618
Bloomberry Resorts Corp.(1)	17,000	4,163
D&L Industries, Inc.	29,200	11,968
Energy Development Corp.	31,700	6,359
First Gen Corp.	8,400	5,550
Globe Telecom, Inc.	165	7,127
International Container Terminal Services, Inc.	4,940	12,552
Jollibee Foods Corp.	2,760	13,760
Manila Electric Co.	1,110	7,048
Manila Water Co.	7,700	5,560
Metropolitan Bank & Trust Co.	4,990	10,470
Petron Corp.	33,700	7,804
Philippine Long Distance Telephone Co.	500	35,903
Puregold Price Club, Inc.	10,600	9,471
Robinsons Retail Holdings, Inc.	4,660	8,983
Semirara Mining & Power Co.	5,250	18,525
SM Investments Corp.	800	15,961
SM Prime Holdings, Inc.	24,800	11,097
Travellers International Hotel Group, Inc.(1)	27,500	4,353
Universal Robina Corp.	4,780	23,604

		$306,258

Poland — 3.1%
Asseco Poland SA	1,570	$22,904
Bank Handlowy w Warszawie SA	220	6,282
Bank Millennium SA	3,150	5,991
Bank Pekao SA	530	26,546
Bank Zachodni WBK SA	55	4,967
CCC SA	180	8,824
Cyfrowy Polsat SA	1,700	11,036
Eurocash SA	1,060	9,534
Getin Noble Bank SA(1)	6,750	3,384
Grupa Azoty SA	200	4,152
Jastrzebska Spolka Weglowa SA(1)	190	1,126
KGHM Polska Miedz SA	490	15,964
LPP SA	10	19,514
Lubelski Wegiel Bogdanka SA	140	3,673
mBank SA	70	8,635
Orange Polska SA	6,660	17,698

9	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)
Polish Oil & Gas	5,950	$8,072
Polska Grupa Energetyczna SA	5,970	33,381
Polski Koncern Naftowy Orlen SA	1,100	16,191
Powszechna Kasa Oszczednosci Bank Polski SA	3,370	29,607
Powszechny Zaklad Ubezpieczen SA	230	30,302
Synthos SA	3,160	3,768
Tauron Polska Energia SA	10,610	14,019
TVN SA(1)	1,285	6,145

		$311,715

Qatar — 1.8%
Doha Bank, Ltd.	1,370	$21,798
Industries Qatar	490	20,814
Masraf Al Rayan	2,100	27,582
Ooredoo QSC	560	17,636
Qatar Electricity & Water Co. QSC	528	27,533
Qatar Gas Transport Co., Ltd.	4,990	33,293
Qatar Islamic Bank	1,120	31,713

		$180,369

Russia — 7.4%
AK Transneft OAO, PFC Shares	7	$15,683
Federal Hydrogenerating Co. JSC ADR	13,220	13,907
Globaltrans Investment PLC GDR	780	3,942
LUKOIL OAO ADR	1,750	84,442
Magnit PJSC	430	79,574
Mail.ru Group, Ltd. GDR(1)(4)	660	12,488
MegaFon OAO GDR(4)	1,200	21,120
MMC Norilsk Nickel ADR	1,990	35,916
Mobile TeleSystems OJSC	12,250	49,928
NovaTek OAO GDR(4)	240	20,061
Novolipetsk Steel GDR(4)	440	5,831
OAO Gazprom ADR	21,051	104,772
PIK Group GDR(4)	3,900	11,812
Polymetal International PLC	500	4,388
Polyus Gold International, Ltd.	5,920	18,577
Rosneft Oil Co. GDR(4)	2,470	10,629
Sberbank of Russia ADR	16,190	81,878
Severstal OAO GDR(4)	615	6,910
Sistema JSFC	20,540	6,000
Surgutneftegas OAO ADR	3,570	19,785
Surgutneftegas OAO, PFC Shares	19,130	11,961
Tatneft ADR	870	27,429
Uralkali PJSC GDR(4)	1,060	14,814
VimpelCom, Ltd. ADR	1,300	7,124

Security	Shares	Value

Russia (continued)
VTB Bank OJSC GDR(4)	13,880	$30,443
X5 Retail Group NV GDR(1)(4)	770	9,801
Yandex NV, Class A(1)	2,000	32,900

		$742,115

South Africa — 7.4%
AECI, Ltd.	410	$4,554
African Rainbow Minerals, Ltd.	280	2,940
Anglo Platinum, Ltd.(1)	150	4,777
AngloGold Ashanti, Ltd.(1)	920	10,360
Aspen Pharmacare Holdings, Ltd.	560	19,862
Assore, Ltd.	120	1,563
AVI, Ltd.	840	6,034
Barclays Africa Group, Ltd.	710	11,729
Barloworld, Ltd.	1,160	8,874
Bidvest Group, Ltd. (The)	1,270	35,040
Capital Property Fund(1)	4,670	5,625
Coronation Fund Managers, Ltd.	730	6,478
DataTec, Ltd.	1,300	6,687
Discovery Holdings, Ltd.	820	8,424
Exxaro Resources, Ltd.	370	3,624
FirstRand, Ltd.	4,690	21,482
Foschini, Ltd.	460	6,522
Gold Fields, Ltd.	1,860	8,623
Grindrod, Ltd.	2,010	3,140
Growthpoint Properties, Ltd.	2,780	7,072
Hosken Consolidated Investments, Ltd.	500	6,653
Impala Platinum Holdings, Ltd.(1)	1,260	7,748
Imperial Holdings, Ltd.	400	6,739
Investec, Ltd.	760	6,695
Kumba Iron Ore, Ltd.	150	2,943
Life Healthcare Group Holdings, Ltd.	2,100	8,159
Massmart Holdings, Ltd.	280	3,997
Mediclinic International, Ltd.	680	7,180
MMI Holdings, Ltd.	2,370	6,613
Mondi, Ltd.	330	6,736
Montauk Holdings, Ltd.(1)	600	167
Mr. Price Group, Ltd.	420	9,704
MTN Group, Ltd.	6,420	113,698
Murray & Roberts Holdings, Ltd.	2,770	4,123
Nampak, Ltd.	1,560	5,443
Naspers, Ltd., Class N	780	114,243
Nedbank Group, Ltd.	390	8,556
Netcare, Ltd.	2,470	8,692
PPC, Ltd.	1,620	2,519

10	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
Redefine Properties, Ltd.	6,150	$6,243
Remgro, Ltd.	860	20,401
Reunert, Ltd.	1,110	5,917
RMB Holdings, Ltd.	1,540	8,953
RMI Holdings	1,790	6,910
Sanlam, Ltd.	3,380	21,904
Sasol, Ltd.	1,120	40,430
Shoprite Holdings, Ltd.	690	9,820
Spar Group, Ltd.	390	5,975
Standard Bank Group, Ltd.	2,250	29,404
Steinhoff International Holdings, Ltd.	3,060	17,654
Tiger Brands, Ltd.	360	10,707
Trencor, Ltd.	730	4,237
Truworths International, Ltd.	910	6,933
Vodacom Group (Pty), Ltd.	1,240	14,429
Wilson Bayly Holmes-Ovcon, Ltd.	480	4,707
Woolworths Holdings, Ltd.	1,220	9,399

		$738,041

South Korea — 7.0%
AMOREPACIFIC Corp.	10	$26,013
BS Financial Group, Inc.	440	5,979
E-Mart Co., Ltd.	50	9,761
GS Holdings Corp.	190	7,650
Hana Financial Group, Inc.	470	12,877
Hanwha Chemical Corp.	360	4,626
Hanwha Corp.	150	4,185
Hynix Semiconductor, Inc.	550	23,347
Hyosung Corp.	80	5,339
Hyundai Engineering & Construction Co., Ltd.	120	5,397
Hyundai Glovis Co., Ltd.	60	13,039
Hyundai Heavy Industries Co., Ltd.(1)	50	5,459
Hyundai Mobis Co., Ltd.	70	15,914
Hyundai Motor Co.	170	24,853
Hyundai Steel Co.	120	7,331
Industrial Bank of Korea	490	6,025
KB Financial Group, Inc.	600	21,360
Kia Motors Corp.	300	12,430
Korea Electric Power Corp.	630	25,954
Korea Investment Holdings Co., Ltd.	130	6,463
Korea Zinc Co., Ltd.	30	11,185
KT Corp.(1)	360	10,073
KT&G Corp.	180	13,114
Kwangju Bank(1)	45	381
Kyongnam Bank(1)	69	660

Security	Shares	Value

South Korea (continued)
LG Chem, Ltd.	90	$18,842
LG Corp.	160	9,273
LG Display Co., Ltd.	330	10,246
LG Electronics, Inc.	200	11,265
LG Household & Health Care, Ltd.	20	12,219
Lotte Chemical Corp.	30	5,203
Lotte Shopping Co., Ltd.	30	6,836
Macquarie Korea Infrastructure Fund	930	6,288
Naver Corp.	30	18,052
OCI Co., Ltd.(1)	40	3,566
POSCO	145	35,324
S-Oil Corp.	90	5,304
Samsung C&T Corp.	170	9,378
Samsung Electro-Mechanics Co., Ltd.	100	6,281
Samsung Electronics Co., Ltd.	105	129,865
Samsung Fire & Marine Insurance Co., Ltd.	60	13,943
Samsung Heavy Industries Co., Ltd.	230	4,123
Samsung Life Insurance Co., Ltd.	230	20,885
Samsung SDI Co., Ltd.	94	11,684
Samsung Securities Co., Ltd.	150	6,514
Shinhan Financial Group Co., Ltd.	710	28,283
SK Holdings Co., Ltd.	40	6,781
SK Innovation Co., Ltd.	100	9,409
SK Telecom Co., Ltd.	100	26,244
Woori Bank(1)	595	5,136

		$700,359

Taiwan — 8.0%
Advanced Semiconductor Engineering, Inc.	12,000	$16,107
Asia Cement Corp.	7,140	8,780
Asustek Computer, Inc.	1,000	10,377
AU Optronics Corp.	25,000	13,094
Catcher Technology Co., Ltd.	2,000	18,196
Cathay Financial Holding Co., Ltd.	11,210	17,006
Chailease Holding Co., Ltd.	2,200	5,344
Chang Hwa Commercial Bank, Ltd.	9,180	5,387
Cheng Shin Rubber Industry Co., Ltd.	6,000	14,456
China Development Financial Holding Corp.	23,000	7,962
China Life Insurance Co., Ltd.	6,270	5,373
China Steel Corp.	24,480	20,315
Chunghwa Telecom Co., Ltd.	10,000	31,457
Compal Electronics, Inc.	13,000	10,072
CTBC Financial Holding Co., Ltd.	20,739	13,774
Delta Electronics, Inc.	3,000	19,299
E.Sun Financial Holding Co., Ltd.	10,694	6,665

11	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Far Eastern New Century Corp.	9,180	$9,516
Far EasTone Telecommunications Co., Ltd.	6,000	14,786
First Financial Holding Co., Ltd.	11,770	6,932
Formosa Chemicals & Fibre Corp.	7,000	15,666
Formosa Petrochemical Corp.	4,000	8,732
Formosa Plastics Corp.	9,000	22,135
Fubon Financial Holding Co., Ltd.	10,000	17,764
Giant Manufacturing Co., Ltd.	2,000	19,366
Hon Hai Precision Industry Co., Ltd.	14,560	40,233
Hotai Motor Co., Ltd.	1,000	15,169
HTC Corp.(1)	2,000	9,708
Hua Nan Financial Holdings Co., Ltd.	11,330	6,481
Innolux Corp.	22,577	11,540
Inventec Co., Ltd.	10,000	7,646
Kenda Rubber Industrial Co., Ltd.	3,210	6,540
Lite-On Technology Corp.	6,030	7,639
MediaTek, Inc.	2,000	30,030
Mega Financial Holding Co., Ltd.	11,875	9,419
Merida Industry Co., Ltd.	2,100	16,904
Nan Ya Plastics Corp.	11,000	23,805
Pou Chen Corp.	11,000	15,811
President Chain Store Corp.	2,000	15,521
Quanta Computer, Inc.	6,000	15,108
Ruentex Industries, Ltd.	2,190	4,716
Shin Kong Financial Holding Co., Ltd.	15,813	4,529
Siliconware Precision Industries Co., Ltd.	8,000	14,078
SinoPac Financial Holdings Co., Ltd.	14,809	6,048
Taishin Financial Holdings Co., Ltd.	13,830	5,911
Taiwan Cement Corp.	8,000	10,913
Taiwan Cooperative Financial Holding Co., Ltd.	10,500	5,393
Taiwan Fertilizer Co., Ltd.	2,000	3,459
Taiwan Mobile Co., Ltd.	5,000	17,090
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	104,964
Uni-President Enterprises Corp.	13,780	23,071
United Microelectronics Corp.	26,000	13,174
Yuanta Financial Holding Co., Ltd.	15,375	7,759
Yulon Motor Co., Ltd.	6,000	8,562

		$799,782

Thailand — 3.8%
Advanced Info Service PCL(5)	4,200	$30,255
Airports of Thailand PCL(5)	1,700	16,234
Bangkok Bank PCL(5)	1,500	8,538
Bangkok Dusit Medical Services PCL(5)	17,000	11,302
Bank of Ayudhya PCL NVDR	8,000	15,334

Security	Shares	Value

Thailand (continued)
BEC World PCL(5)	4,700	$6,833
Berli Jucker PCL(5)	4,800	5,825
Big C Supercenter PCL NVDR	1,000	7,236
BTS Group Holdings PCL(5)	25,200	7,499
Central Pattana PCL(5)	5,500	7,494
Charoen Pokphand Foods PCL(5)	13,800	10,215
CP ALL PCL(5)	16,300	20,162
Delta Electronics (Thailand) PCL(5)	4,800	10,341
Glow Energy PCL(5)	2,000	5,276
Hana Microelectronics PCL(5)	8,200	10,460
Home Product Center PCL(5)	24,001	6,346
Indorama Ventures PCL(5)	9,600	7,718
Intouch Holdings PCL(5)	5,300	12,989
IRPC PCL(5)	63,400	8,743
Kasikornbank PCL(5)	1,300	8,684
Krung Thai Bank PCL(5)	13,500	9,518
Minor International PCL(5)	9,100	9,563
PTT Exploration & Production PCL(5)	4,320	15,077
PTT Global Chemical PCL(5)	4,720	8,172
PTT PCL(5)	2,600	27,545
Siam Cement PCL(5)	900	14,312
Siam Commercial Bank PCL(5)	1,780	9,332
Sino Thai Engineering & Construction PCL(5)	8,600	6,562
Thai Beverage PCL(5)	40,000	20,497
Thai Oil PCL(5)	2,500	4,056
TMB Bank PCL(5)	91,700	8,565
Total Access Communication PCL NVDR	2,800	7,539
True Corp. PCL(1)(5)	46,398	20,944

		$379,166

Turkey — 3.4%
Akbank TAS	5,450	$17,831
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	1,210	9,895
Arcelik AS	1,350	8,156
Aygaz AS	750	2,929
BIM Birlesik Magazalar AS	1,200	22,487
Coca-Cola Icecek AS	510	9,904
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,690	12,099
Enka Insaat ve Sanayi AS	1,958	4,002
Eregli Demir ve Celik Fabrikalari TAS	17,580	29,575
Ford Otomotiv Sanayi AS	350	4,744
Haci Omer Sabanci Holding AS	4,000	15,458
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	14,403	10,461
KOC Holding AS	2,420	11,292
Koza Altin Isletmeleri AS	500	4,433

12	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)
Petkim Petrokimya Holding AS	4,650	$7,087
TAV Havalimanlari Holding AS	1,100	8,790
Tekfen Holding AS(1)	2,900	6,418
Tofas Turk Otomobil Fabrikasi AS	750	4,911
Tupras-Turkiye Petrol Rafinerileri AS	1,240	26,196
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	2,870	10,360
Turk Sise ve Cam Fabrikalari AS	3,041	4,483
Turk Telekomunikasyon AS	3,050	8,879
Turk Traktor ve Ziraat Makineleri AS	180	5,750
Turkcell Iletisim Hizmetleri AS(1)	5,230	27,498
Turkiye Garanti Bankasi AS	6,150	22,023
Turkiye Halk Bankasi AS	1,700	10,137
Turkiye Is Bankasi	3,980	9,994
Turkiye Vakiflar Bankasi TAO	5,920	12,435
Ulker Gida Sanayi ve Ticaret AS	520	4,028
Yapi ve Kredi Bankasi AS	3,250	6,019
Yazicilar Holding AS	700	5,796

		$344,070

United Arab Emirates — 1.8%
Air Arabia (PJSC)	61,500	$27,154
Arabtec Holding (PJSC)(1)	17,738	15,035
DP World, Ltd.	1,500	31,760
Emaar Properties (PJSC)	15,477	31,365
First Gulf Bank (PJSC)	8,580	41,548
National Bank of Abu Dhabi (PJSC)	10,010	37,054

		$183,916

Total Common Stocks (identified cost $9,923,471)		$9,303,143

Equity-Linked Securities(3)(6) — 6.9%

Security	Maturity Date	Shares	Value

India — 6.9%
ACC, Ltd.	6/30/16	290	$7,848
Adani Ports and Special Economic Zone, Ltd.	3/10/16	1,890	10,582
Aditya Birla Nuvo, Ltd.	6/30/16	260	7,247
Ambuja Cements, Ltd.	10/30/15	1,660	7,233
Asian Paints, Ltd.	3/10/16	710	9,267
Axis Bank, Ltd.	3/10/16	400	3,669
Axis Bank, Ltd.	7/21/17	1,600	14,674
Bajaj Auto, Ltd.	11/16/15	320	11,128
Bank of Baroda	6/30/16	1,600	4,683

Security	Maturity Date	Shares	Value

India (continued)
Bharat Petroleum Corp., Ltd.	6/30/16	490	$5,897
Bharti Airtel, Ltd.	3/10/16	4,440	25,503
Cairn India, Ltd.	6/13/16	1,130	4,578
Cipla, Ltd.	3/10/16	1,530	16,573
Coal India, Ltd.	12/15/15	780	4,985
Dr. Reddy’s Laboratories, Ltd.	9/28/16	260	13,782
Federal Bank, Ltd.	6/30/16	2,660	6,117
GAIL India, Ltd.	3/10/16	1,830	12,036
HCL Technologies, Ltd.	9/15/16	660	21,581
HDFC Bank, Ltd.	3/10/16	953	17,725
Hero MotoCorp, Ltd.	12/15/15	310	13,398
Hindustan Unilever, Ltd.	3/10/16	1,730	24,819
Housing Development Finance Corp., Ltd.	3/10/16	1,069	23,292
ICICI Bank, Ltd.	8/1/16	3,850	20,872
Idea Cellular, Ltd.	3/10/16	4,850	12,137
IDFC, Ltd.	9/15/16	3,450	10,397
Indian Oil Corp., Ltd.	3/10/16	1,430	7,716
IndusInd Bank, Ltd.	3/10/16	810	11,324
ITC, Ltd.	9/15/16	4,700	29,923
Jindal Steel & Power, Ltd.	3/10/16	1,260	3,950
JSW Steel, Ltd.	6/30/16	190	3,102
Kotak Mahindra Bank, Ltd.	9/15/16	690	14,927
Larsen & Toubro, Ltd.	6/30/16	530	15,075
NMDC, Ltd.	12/15/15	2,530	5,851
NTPC, Ltd.	3/10/16	8,300	21,267
Oil & Natural Gas Corp., Ltd.	3/10/16	2,860	15,020
Oil India, Ltd.	3/10/16	670	5,448
Piramal Enterprises, Ltd.	3/10/16	910	13,338
Power Finance Corp.	8/1/16	1,380	6,553
Power Grid Corp. of India, Ltd.	3/10/16	6,680	16,971
Punj Lloyd, Ltd.	6/30/16	13,560	8,727
Reliance Communications, Ltd.	3/10/16	3,990	4,503
Reliance Infrastructure, Ltd.	3/10/16	1,080	8,264
Sesa Sterlite, Ltd.	6/30/16	2,125	7,464
Shriram Transport Finance Co., Ltd.	6/30/16	520	9,732
Steel Authority of India, Ltd.	6/30/16	2,840	3,228
Sun Pharmaceuticals Industries, Ltd.	3/10/16	2,000	28,426
Tata Consultancy Services, Ltd.	9/15/16	1,370	58,983
Tata Motors, Ltd.	9/28/16	1,900	17,671
Tata Power Co., Ltd.	3/10/16	6,213	8,771
Tata Steel, Ltd.	6/30/16	430	2,438
Tech Mahindra, Ltd.	7/5/16	230	10,547
UltraTech Cement, Ltd.	3/10/16	170	8,593
United Spirits, Ltd.	9/15/16	360	19,916

13	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

India (continued)
Wipro, Ltd.	9/15/16	1,320	$13,967

Total Equity-Linked Securities (identified cost $480,460)			$691,718

Rights — 0.0%(2)

Security		Shares	Value
Itausa-Investimentos Itau SA, Exp. 3/23/15(1)		37	$44

Total Rights (identified cost $0)			$44

Warrants — 0.0%(2)

Security		Shares	Value
Minor International PCL, Exp. 11/3/17, Strike THB 40.00(1)		455	$70

Total Warrants (identified cost $0)			$70

Short-Term Investments — 0.5%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(7)		$44	$43,630

Total Short-Term Investments (identified cost $43,630)			$43,630

Total Investments — 100.4% (identified cost $10,447,561)			$10,038,605

Other Assets, Less Liabilities — (0.4)%			$(36,362)

Net Assets — 100.0%			$10,002,243

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
THB	–	Thai Baht

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2015, the aggregate value of these securities is $727,119 or 7.3% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At February 28, 2015, the aggregate value of these securities is $160,523 or 1.6% of the Fund’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	22.4%	$2,240,964
Hong Kong Dollar	10.0	996,697
New Taiwan Dollar	8.0	799,782
South African Rand	7.4	738,041
South Korean Won	7.0	700,359
Brazilian Real	5.5	551,534
Mexican Peso	4.3	431,339
Indonesian Rupiah	4.1	412,696
Thai Baht	3.6	358,739
New Turkish Lira	3.4	344,070
Malaysian Ringgit	3.3	328,910
Polish Zloty	3.1	311,715
Philippine Peso	3.1	306,258
Chilean Peso	2.0	202,698
Qatari Riyal	1.8	180,369
Kuwaiti Dinar	1.7	171,231
Russian Ruble	1.6	163,146
United Arab Emirates Dirham	1.5	152,156
Euro	1.4	143,251
Czech Koruna	1.4	142,696
Hungarian Forint	1.4	139,863
Colombian Peso	1.2	116,072
Other currency, less than 1% each	1.2	106,019

Total Investments	100.4%	$10,038,605

14	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	23.7%	$2,365,598
Telecommunication Services	10.4	1,042,879
Information Technology	10.3	1,034,304
Materials	9.9	989,141
Energy	9.8	984,136
Industrials	9.7	968,752
Consumer Staples	9.2	917,811
Consumer Discretionary	8.8	884,024
Utilities	5.6	558,585
Health Care	2.5	249,745
Short-Term Investments	0.5	43,630

Total Investments	100.4%	$10,038,605

15	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $10,403,931)	$9,994,975
Affiliated investment, at value (identified cost, $43,630)	43,630
Foreign currency, at value (identified cost, $20,130)	19,351
Dividends receivable	14,654
Interest receivable from affiliated investment	5
Receivable from affiliates	13,541
Total assets	$10,086,156

Liabilities
Payable for Fund shares redeemed	$4,951
Payable to affiliates:
Investment adviser and administration fee	5,709
Distribution and service fees	17
Accrued foreign capital gains taxes	80
Accrued expenses	73,156
Total liabilities	$83,913
Net Assets	$10,002,243

Sources of Net Assets
Paid-in capital	$10,389,356
Accumulated net realized gain	31,001
Accumulated distributions in excess of net investment income	(8,202)
Net unrealized depreciation	(409,912)
Total	$10,002,243

Investor Class Shares
Net Assets	$82,423
Shares Outstanding	8,586
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.60

Institutional Class Shares
Net Assets	$9,919,820
Shares Outstanding	1,032,431
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.61

16	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2015
Dividends (net of foreign taxes, $8,906)	$79,046
Interest allocated from affiliated investment	41
Expenses allocated from affiliated investment	(4)
Total investment income	$79,083

Expenses
Investment adviser and administration fee	$37,886
Distribution and service fees
Investor Class	110
Trustees’ fees and expenses	484
Custodian fee	31,307
Transfer and dividend disbursing agent fees	187
Legal and accounting services	31,348
Printing and postage	6,657
Registration fees	30,215
Miscellaneous	12,448
Total expenses	$150,642
Deduct —
Allocation of expenses to affiliates	$105,068
Total expense reductions	$105,068

Net expenses	$45,574

Net investment income	$33,509

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$35,635
Foreign currency transactions	(3,559)
Net realized gain	$32,076
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $19)	$(1,192,970)
Foreign currency	(684)
Net change in unrealized appreciation (depreciation)	$(1,193,654)

Net realized and unrealized loss	$(1,161,578)

Net decrease in net assets from operations	$(1,128,069)

17	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)
From operations —
Net investment income	$33,509	$168,086
Net realized gain from investment and foreign currency transactions	32,076	77,503
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,193,654)	783,742
Net increase (decrease) in net assets from operations	$(1,128,069)	$1,029,331
Distributions to shareholders —
From net investment income
Investor Class	$(1,419)	$(26)
Institutional Class	(181,826)	(17,582)
From net realized gain
Investor Class	(787)	—
Institutional Class	(89,107)	—
Total distributions to shareholders	$(273,139)	$(17,608)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$331	$120,150
Institutional Class	27,774	10,111,517
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	2,206	26
Institutional Class	270,933	17,582
Cost of shares redeemed
Investor Class	(4,951)	(31,498)
Institutional Class	(12)	(122,330)
Net increase in net assets from Fund share transactions	$296,281	$10,095,447

Net increase (decrease) in net assets	$(1,104,927)	$11,107,170

Net Assets
At beginning of period	$11,107,170	$—
At end of period	$10,002,243	$11,107,170

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(8,202)	$141,534

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

18	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Financial Highlights

	Investor Class
	Six Months Ended February 28, 2015 (Unaudited)		Period Ended August 31, 2014(1)
Net asset value — Beginning of period	$10.980		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.020		$0.184
Net realized and unrealized gain (loss)	(1.151)		0.809

Total income (loss) from operations	$(1.131)		$0.993

Less Distributions
From net investment income	$(0.160)		$(0.013)
From net realized gain	(0.089)		—

Total distributions	$(0.249)		$(0.013)

Net asset value — End of period	$9.600		$10.980

Total Return(3)	(10.24	)%(4)	9.94	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82		$97
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15	%(6)	1.15	%(6)
Net investment income	0.41	%(6)	1.93	%(6)
Portfolio Turnover	3	%(4)	11	%(4)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 2.08% and 2.59% of average daily net assets for the six months ended February 28, 2015 and the period ended August 31, 2014, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

19	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Financial Highlights — continued

	Institutional Class
	Six Months Ended February 28, 2015 (Unaudited)		Period Ended August 31, 2014(1)
Net asset value — Beginning of period	$11.000		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.033		$0.167
Net realized and unrealized gain (loss)	(1.153)		0.851

Total income (loss) from operations	$(1.120)		$1.018

Less Distributions
From net investment income	$(0.181)		$(0.018)
From net realized gain	(0.089)		—

Total distributions	$(0.270)		$(0.018)

Net asset value — End of period	$9.610		$11.000

Total Return(3)	(10.11	)%(4)	10.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,920		$11,010
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.90	%(6)	0.90	%(6)
Net investment income	0.67	%(6)	1.76	%(6)
Portfolio Turnover	3	%(4)	11	%(4)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 2.08% and 2.59% of average daily net assets for the six months ended February 28, 2015 and the period ended August 31, 2014, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

20	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based upon the value of the underlying equity security or instrument.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

21

Parametric Emerging Markets Core Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

As of February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

22

Parametric Emerging Markets Core Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,462,312

Gross unrealized appreciation	$984,346
Gross unrealized depreciation	(1,408,053)

Net unrealized depreciation	$(423,707)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2015, the investment adviser and administration fee amounted to $37,886 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15% and 0.90% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after December 31, 2015. Pursuant to this agreement, EVM and Parametric were allocated $105,068 in total of the Fund’s operating expenses for the six months ended February 28, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2015, EVM earned $43 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2015 amounted to $110 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $415,314 and $321,753, respectively, for the six months ended February 28, 2015.

23

Parametric Emerging Markets Core Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)

Sales	31	11,925
Issued to shareholders electing to receive payments of distributions in Fund shares	236	3
Redemptions	(516)	(3,093)

Net increase (decrease)	(249)	8,835

Institutional Class	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)

Sales	2,645	1,010,453
Issued to shareholders electing to receive payments of distributions in Fund shares	28,977	1,779
Redemptions	(1)	(11,422)

Net increase	31,621	1,000,810

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

At February 28, 2015, EVM owned 98.9% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2015.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

24

Parametric Emerging Markets Core Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$159,952	$4,001,614		$—	$4,161,566
Emerging Europe	84,425	1,768,860		—	1,853,285
Latin America	2,014,735	—		—	2,014,735
Middle East/Africa	167	1,273,390		—	1,273,557

Total Common Stocks	$2,259,279	$7,043,864	*	$—	$9,303,143

Equity-Linked Securities	$—	$691,718		$—	$691,718
Rights	44	—		—	44
Warrants	70	—		—	70
Short-Term Investments	—	43,630		—	43,630

Total Investments	$2,259,393	$7,779,212		$—	$10,038,605

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 28, 2015 is not presented. At February 28, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

25

Parametric Emerging Markets Core Fund

February 28, 2015

Officers and Trustees

Officers of Parametric Emerging Markets Core Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Emerging Markets Core Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14522 2.28.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: April 13, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 13, 2015